UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-22608

Virtus Global Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

101 Munson Street

                                                     Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                                     Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—1.7%

U.S. Treasury Bond 3.000%, 11/15/44	$ 430	$ 439
U.S. Treasury Note

1.500%, 5/31/20	425	429

2.250%, 11/15/24	2,220	2,262

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $3,130)		3,130

MUNICIPAL BONDS—1.2%

California—0.8%

San Diego Tobacco Settlement Revenue Funding Corp. Bond Taxable 7.125%, 6/1/32	629	643

State of California Build America Bond Taxable 7.500%, 4/1/34	570	799

		1,442

Illinois—0.4%

State of Illinois Build America Bond Taxable 6.900%, 3/1/35	700	716

TOTAL MUNICIPAL BONDS (Identified Cost $1,985)		2,158

FOREIGN GOVERNMENT SECURITIES—11.2%

Argentine Republic Series NY, 8.280%, 12/31/33(12)	1,269	1,297
Bermuda RegS 4.854%, 2/6/24(4)	700	731
Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(4)	290	245
RegS 8.250%, 10/13/24(4)	570	194
7.650%, 4/21/25	1,845	618
Dominican Republic 144A 6.850%, 1/27/45(3)	800	770
Islamic Republic of Pakistan 144A 8.250%, 9/30/25(3)	600	614
Mongolia 144A 4.125%, 1/5/18(3)	570	529
Republic of Armenia 144A 7.150%, 3/26/25(3)	700	660
Republic of Azerbaijan 144A 4.750%, 3/18/24(3)	800	748
Republic of Chile 5.500%, 8/5/20	547,000CLP	813
Republic of Colombia Treasury Note, Series B, 11.250%, 10/24/18	998,500COP	364
Republic of Costa Rica
144A 7.000%, 4/4/44(3)	800	709
RegS 7.000%, 4/4/44(4)	1,000	886

Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	840	745

	PAR VALUE	VALUE
Republic of Croatia RegS 6.000%, 1/26/24(4)	$ 500	$ 527
Republic of El Salvador 144A 6.375%, 1/18/27(3)	1,320	1,165
Republic of Indonesia Series FR63, 5.625%, 5/15/23	7,482,000IDR	399
Republic of Iraq RegS 5.800%, 1/15/28(4)	890	617
Republic of Panama 3.750%, 3/16/25	1,020	987
Republic of Peru 4.125%, 8/25/27	670	660
Republic of Romania
RegS 4.875%, 1/22/24	650	701
144A 4.875%, 1/22/24(3)	390	421
Republic of South Africa Series R203, 8.250%, 9/15/17	8,060ZAR	592
Republic of Uruguay
4.500%, 8/14/24	650	656
5.100%, 6/18/50	500	439
Russian Federation
144A 7.850%, 3/10/18(3)	55,000RUB	785
144A 4.875%, 9/16/23(3)	2,000	2,017

United Mexican States Series M, 6.500%, 6/9/22	16,625MXN	1,020

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $25,233)		20,909

MORTGAGE-BACKED SECURITIES—12.3%

Agency—4.2%
FNMA
3.500%, 11/1/42	770	805
3.500%, 1/1/45	1,519	1,586
3.500%, 8/1/45	2,726	2,848

3.500%, 9/1/45	2,478	2,588

		7,827

Non-Agency—8.1%
American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(3)	770	785
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 6.04%, 6/25/33(2)	475	460
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(2)(3)	448	466
Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33	551	571
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(2)	1,450	1,462

Credit Suisse Commercial Mortgage Trust 07 - C5, A1AM 5.870%, 9/15/40(2)	490	498

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.583%, 8/10/44(2)(3)	$ 660	$ 705
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/19(2)(3)	525	523
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	472	485
Hilton USA Trust 13-HLT, EFX 144A 4.602%, 11/5/30(2)(3)	320	323
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	1,131	1,145
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
05-PW10, AM 5.449%, 12/11/40(2)	1,000	1,003
07- PW15, AM 5.363%, 2/11/44	510	524
07-PW18, AM 6.084%, 6/11/50(2)	1,400	1,510
JPMorgan Chase Commercial Mortgage Securities Trust 07-LDP10, AM 5.464%, 1/15/49(2)	1,084	1,114
MASTR Alternative Loan Trust 04-6, 7A1 6.000%, 7/25/34	991	1,008
Morgan Stanley Bank of America (Merrill Lynch) Trust 15-C22, AS 3.561%, 4/15/48	1,153	1,162
Residential Asset Mortgage Trust 04-RZ1, M1 4.820%, 3/25/34(2)	772	786
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	690	670

		15,200

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $22,865)		23,027

ASSET-BACKED SECURITIES—2.9%
CarFinance Capital Auto Trust 14-1A, D 144A 4.900%, 4/15/20(3)	1,750	1,763
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	794	823
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	289	291
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	454	468
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	441	445
Greater Capital Association of Realtors 15-1A, C 9.790%, 10/15/25	420	419

	PAR VALUE	VALUE

LEAF Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(3)	$ 425	$ 410
Wendy’s Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(3)	850	858

TOTAL ASSET-BACKED SECURITIES (Identified Cost $5,461)		5,477

CORPORATE BONDS AND NOTES—88.3%

Consumer Discretionary—7.7%
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	595	603
Boyd Gaming Corp.
9.000%, 7/1/20	325	347
6.875%, 5/15/23	320	326
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(3)	645	640
144A 6.125%, 7/1/22(3)	215	206
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(12)	750	619
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	700	668
Caesars Growth Properties Holdings LLC (Caesars Growth Properties Finance, Inc.) 9.375%, 5/1/22	540	425
CCO Holdings LLC 5.250%, 9/30/22	452	425
CCO Safari II LLC 144A 4.908%, 7/23/25(3)	205	204
Fiat Chrysler Automobiles NV 5.250%, 4/15/23	600	562
Grupo Televisa SAB 7.250%, 5/14/43	8,000MXN	400
iHeartCommunications, Inc. 10.000%, 1/15/18	395	211
International Game Technology plc 144A 6.250%, 2/15/22(3)	400	374
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	285	305
MDC Holdings, Inc. 5.500%, 1/15/24	655	665
MGM Resorts International 6.000%, 3/15/23	730	710
Mohegan Tribal Gaming Authority 144A 9.750%, 9/1/21(3)	235	240
MPG Holdco I, Inc. 7.375%, 10/15/22	100	105
Myriad International Holdings BV 144A 5.500%, 7/21/25(3)	1,035	1,015
New York University 4.142%, 7/1/48	420	402
Numericable Group SA 144A 6.000%, 5/15/22(3)	340	329
Omega US Sub LLC 144A 8.750%, 7/15/23(3)	415	369
Penn National Gaming, Inc. 5.875%, 11/1/21	395	400
QVC, Inc. 5.125%, 7/2/22	690	710

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	$ 465	$ 462
Tempur Sealy International, Inc. 144A 5.625%, 10/15/23(3)	275	276
Toll Brothers Finance Corp. 6.750%, 11/1/19	615	701
TRI Pointe Holdings, Inc. 5.875%, 6/15/24	830	818
UPCB Finance IV Ltd. 144A 5.375%, 1/15/25(3)	375	354
VTR Finance B.V. 144A 6.875%, 1/15/24(3)	555	505

		14,376

Consumer Staples—0.7%
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	270	266
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	195	194
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	795	799

		1,259

Energy—18.8%
Afren plc
144A 10.250%, 4/8/19(3)(12)	651	10
144A 6.625%, 12/9/20(3)(12)	750	11
Blue Racer Midstream LLC ( Blue Racer Finance Corp.) 144A 6.125%, 11/15/22(3)	235	224
CNOOC Finance USA LLC 3.500%, 5/5/25	1,000	952
Denbury Resources, Inc. 5.500%, 5/1/22	385	230
Dolphin Energy Ltd. 144A 5.500%, 12/15/21(3)(11)	2,000	2,257
Ecopetrol SA
4.125%, 1/16/25	865	729
5.375%, 6/26/26	280	244
Empresa Nacional del Petroleo 144A 4.375%, 10/30/24(3)	900	876
EnQuest plc 144A 7.000%, 4/15/22(3)	930	581
Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)	1,371	1,296
FTS International, Inc. 6.250%, 5/1/22	620	195
Gazprom OAO (Gaz Capital SA)
144A 6.000%, 11/27/23(3)(7)	335	311
144A 4.950%, 2/6/28(3)(7)	1,300	1,084
Gulfmark Offshore, Inc. 6.375%, 3/15/22	1,700	1,024
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	405	403
Hercules Offshore, Inc. 144A 10.250%, 4/1/19(3)(12)	625	131
KazMunayGas National Co. JSC

	PAR VALUE	VALUE

Energy—(continued)
144A 4.400%, 4/30/23(3)	$ 1,275	$ 1,076
144A 5.750%, 4/30/43(3)	300	218
Kinder Morgan, Inc. 7.750%, 1/15/32	795	836
Kunlun Energy Co., Ltd. 144A 3.750%, 5/13/25(3)	700	673
Laredo Petroleum, Inc. 6.250%, 3/15/23	210	192
Lukoil OAO International Finance BV
144A 6.125%, 11/9/20(3)(7)	1,100	1,107
144A 4.563%, 4/24/23(3)	800	710
MarkWest Energy Partners LP (MarkWest Energy Finance Corp.) 4.875%, 12/1/24	1,025	943
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)(11)	2,000	1,960
Newfield Exploration Co. 5.625%, 7/1/24	1,200	1,140
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	520	476
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	1,386	365
Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(3)	690	264
Parker Drilling Co. 6.750%, 7/15/22	350	275
Pertamina Persero PT
144A 4.300%, 5/20/23(3)	1,200	1,099
144A 6.000%, 5/3/42(3)	1,200	998
Petrobras Global Finance BV
3.000%, 1/15/19	605	437
6.750%, 1/27/41	2,500	1,600
Petroleos de Venezuela SA
RegS 8.500%, 11/2/17(4)	1,960	1,318
144A 6.000%, 5/16/24(3)	2,120	688
RegS 6.000%, 11/15/26(4)	1,270	410
Petroleos Mexicanos 6.375%, 1/23/45	1,500	1,348
QEP Resources, Inc. 6.875%, 3/1/21	850	786
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	955	425
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	675	629
SM Energy Co. 6.125%, 11/15/22	1,050	978
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	1,015	997
Transocean, Inc. 4.300%, 10/15/22	1,005	621
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	1,350	1,264
Whiting Petroleum Corp. 6.250%, 4/1/23	835	726

		35,117

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—32.0%
Africa Finance Corp. 144A 4.375%, 4/29/20(3)	$ 800	$804
Akbank TAS 144A 7.500%, 2/5/18(3)	1,145TRY	329
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	2,460	2,547
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	750	786
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	785	792
Ares Finance Co., LLC Finance Co., LLC 144A 4.000%, 10/8/24(3)	830	807
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)(11)	1,750	1,868
Banco Continental S.A. RegS 5.500%, 11/18/20(4)(7)	2,000	2,148
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	1,225	1,262
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	1,860	1,847
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(2)(3)	1,260	1,254
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	600BRL	144
Banco Santander Chile 144A 3.875%, 9/20/22(3)	1,750	1,744
Banco Santander Mexico SA 144A 5.950%, 1/30/24(3)(6)	1,000	1,031
Banco Votorantim S.A. 144A 7.375%, 1/21/20(3)	381	368
Bancolombia S.A. 5.125%, 9/11/22	1,220	1,153
Bank of China Hong Kong Ltd. 144A 5.550%, 2/11/20(3)	1,500	1,621
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	675	686
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	745	774
Block Financial LLC 4.125%, 10/1/20	370	370
Brixmor Operating Partnership LP 3.875%, 8/15/22	190	192
China Cinda Finance Ltd. 144A 4.000%, 5/14/19(3)	1,250	1,262
Citizens Financial Group, Inc. 144A 5.500% (3)(5)	845	824
Compass Bank 3.875%, 4/10/25	945	881
Corp Andina de Fomento 8.125%, 6/4/19	1,000	1,221
Corrections Corp of America 5.000%, 10/15/22	1,120	1,128
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	845	721
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	925	904
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	1,600	1,514

	PAR VALUE	VALUE

Financials—(continued)
First Cash Financial Services, Inc. 6.750%, 4/1/21	$ 465	$467
First Niagara Financial Group, Inc. 7.250%, 12/15/21	1,400	1,576
FS Investment Corp.
4.250%, 1/15/20	650	661
4.750%, 5/15/22	320	316
Genworth Holdings, Inc. 4.900%, 8/15/23	1,060	829
GLP Capital LP (GLP Financing II, Inc.) 5.375%, 11/1/23	20	20
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	1,615	1,593
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	360	350
Hospitality Properties Trust 4.500%, 3/15/25	745	730
HSBC Finance Corp. 6.676%, 1/15/21	1,900	2,223
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(5)(6)	1,560	1,622
ING Groep NV 6.000% (2)(5)(6)	815	804
Itau Unibanco Holding SA RegS 5.650%, 3/19/22	625	561
JPMorgan Chase & Co. Series Z, 5.300%(2)(5)(6)	160	158
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	800	629
Macquarie Group Ltd.
144A 6.000%, 1/14/20(3)	1,100	1,234
144A 6.250%, 1/14/21(3)	325	370
McGraw Hill Financial, Inc. 144A 4.000%, 6/15/25(3)	560	558
Morgan Stanley 144A 10.090%, 5/3/17(3)	3,050BRL	715
MPT Operating Partnership LP 5.500%, 5/1/24	145	148
Navient LLC 5.500%, 1/25/23	1,515	1,202
Nordea Bank AB 144A 4.250%, 9/21/22(3)(11)	2,035	2,084
Oversea-Chinese Banking Corp Ltd. 144A 4.250%, 6/19/24(3)	1,500	1,512
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)(11)	1,805	1,862
Prudential Financial, Inc.
5.875%, 9/15/42(2)	1,385	1,465
5.625%, 6/15/43(2)(6)	400	413
Select Income REIT 4.500%, 2/1/25	690	664
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	640	648
TIAA Asset Management Finance Co. LLC 144A 4.125%, 11/1/24(3)	985	1,004
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	1,095	1,052

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Ukreximbank Via Biz Finance plc 144A 9.625%, 4/27/22(3)	$870	$766
Walter Investment Management Corp. 7.875%, 12/15/21	490	421

		59,639

Health Care—1.3%
Hill-Rom Holdings, Inc. 144A 5.750%, 9/1/23(3)	420	423
Jaguar Holding Co. II (Pharmaceutical Product Development LLC) 144A 6.375%, 8/1/23(3)	415	405
Mallinckrodt International Finance S.A.
144A 5.750%, 8/1/22(3)	365	354
144A 5.625%, 10/15/23(3)	675	617
144A 5.500%, 4/15/25(3)	45	40
Tenet Healthcare Corp. 5.500%, 3/1/19	435	432
Valeant Pharmaceuticals International, Inc. 144A 5.875%, 5/15/23(3)	80	77

		2,348

Industrials—7.3%
ADT Corp. (The) 6.250%, 10/15/21	920	953
Ahern Rentals, Inc. 144A 7.375%, 5/15/23(3)	710	621
Air Canada Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	331	341
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	1,200	1,224
America West Airlines Pass-Through-Trust
99-1, G 7.930%, 1/2/19	632	679
01-1, G 7.100%, 4/2/21	1,375	1,501
American Airlines Pass-Through-Trust 14-1, B 4.375%, 10/1/22	1,002	1,003
Bombardier, Inc.
144A 4.750%, 4/15/19(3)	295	239
144A 6.125%, 1/15/23(3)	555	411
Builders FirstSource, Inc. 144A 10.750%, 8/15/23(3)	375	376
CEB, Inc. 144A 5.625%, 6/15/23(3)	275	275
DP World Ltd. 144A 6.850%, 7/2/37(3)	1,000	1,058
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)	670	606
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	515	497
Latam Airlines Group SA 144A 7.250%, 6/9/20(3)	800	708
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	578	602

	PAR VALUE	VALUE

Industrials—(continued)
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	$870	$760
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	1,000	924
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	788	839

		13,617

Information Technology—2.3%
First Data Corp. 11.750%, 8/15/21	850	946
Flextronics International Ltd. 144A 4.750%, 6/15/25(3)	850	823
Hewlett Packard Enterprise Co.
144A 4.400%, 10/15/22(3)	155	155
144A 4.900%, 10/15/25(3)	155	154
Riverbed Technology, Inc. 144A 8.875%, 3/1/23(3)	560	511
Tencent Holdings Ltd. 144A 3.800%, 2/11/25(3)	800	770
VeriSign, Inc. 4.625%, 5/1/23	950	929

		4,288

Materials—9.8%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	1,230	1,267
ArcelorMittal 6.125%, 6/1/25	865	703
Braskem America Finance Co. RegS 7.125%, 7/22/41(4)	2,275	1,588
Cascades, Inc. 144A 5.500%, 7/15/22(3)	710	677
Corp Nacional del Cobre de Chile 144A 3.750%, 11/4/20(3)	940	940
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	415	365
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(7)	425	424
Evraz Group S.A. 144A 6.500%, 4/22/20(3)	775	724
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	835	806
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	410	383
Gerdau Trade, Inc.144A 5.750%, 1/30/21(3)	500	435
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	685	643
Hexion U.S. Finance Corp. 6.625%, 4/15/20	720	616
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	1,000	978
Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(3)	1,500	1,530
Owens-Brockway Glass Container, Inc. 144A 6.375%, 8/15/25(3)	680	688
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	1,100	1,118

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Materials—(continued)
Severstal OAO Via Steel Capital SA 144A 5.900%, 10/17/22(3)(7)	$2,200	$2,123
Tronox Finance LLC 6.375%, 8/15/20	520	333
Union Andina de Cementos SAA 144A 5.875%, 10/30/21(3)	155	149
United States Steel Corp. 6.875%, 4/1/21(11)	550	421
Vedanta Resources plc 144A 9.500%, 7/18/18(3)(11)	1,650	1,387

		18,298

Telecommunication Services—4.6%
Altice Financing SA 144A 6.625%, 2/15/23(3)	700	674
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	8,000MXN	451
Axtel SAB de CV 144A 9.000%, 1/31/20(2)(3)	360	327
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	1,430	1,513
Comcel Trust 144A 6.875%, 2/6/24(3)	570	563
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	1,075	1,000
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)	415	413
Frontier Communications Corp.
6.250%, 9/15/21	515	431
144A 10.500%, 9/15/22(3)	165	161
Neptune Finco Corp. 144A 10.125%, 1/15/23(3)	200	202
Sprint Corp. 7.250%, 9/15/21	710	583
T-Mobile USA, Inc.
6.836%, 4/28/23	290	288
6.500%, 1/15/24	325	316
Verizon Communications, Inc. 4.400%, 11/1/34	685	638
Windstream Corp. 7.750%, 10/15/20	1,150	982

		8,542

Utilities—3.8%
Abengoa Yield plc 144A 7.000%, 11/15/19(3)	775	682
Calpine Corp. 5.375%, 1/15/23	503	472
Electricite de France SA 144A 5.250%(2)(3)(5)(6)	1,325	1,275
Enel SpA 144A 8.750%, 9/24/73(2)(3)	380	437
Israel Electric Corp Ltd. 144A 6.875%, 6/21/23(3)	725	823
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	715	669
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	540	602
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(3)	990	1,043
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	525	480

	PAR VALUE	VALUE

Utilities—(continued)
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	$750	$666

		7,149

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $181,273)		164,633

LOAN AGREEMENTS(2)—13.5%

Consumer Discretionary—3.4%
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 11.250%, 10/31/16(12)	571	537
Tranche B-7, 11.500%, 1/28/18(12)	230	209
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	311	274
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	465	439
El Dorado Resorts, Inc. 4.250%, 7/25/22	158	158
Graton Resort & Casino Tranche B, 4.750%, 9/1/22	210	210
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.000%, 4/24/18	984	986
Laureate Education, Inc. 2018 Extended, 5.000%, 6/15/18	587	493
Marina District Finance Co., Inc. 6.500%, 8/15/18	274	277
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	623	625
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	116	116
Scientific Games International, Inc. Tranche B-2, 6.000%, 10/1/21	531	525
Shingle Springs Tribal Gaming Authority 6.250%, 8/29/19	402	405
Staples, Inc. First Lien, 0.000%, 4/23/21(8)	532	530
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	635	594

		6,378

Consumer Staples—0.9%
Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.)
Second Lien, 9.750%, 4/30/20	999	1,020
6.000%, 8/26/22	681	668

		1,688

Energy—1.4%
Arch Coal, Inc. 6.250%, 5/16/18	923	527

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Energy—(continued)
Chelsea Petroleum I LLC 0.000%, 7/22/22(8)	$607	$602
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	682	566
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	474	319
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	456	369
Sabine Oil & Gas LLC Second Lien, 8.750%, 12/31/18(12)	825	147

		2,530

Financials—0.8%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	454	458
iStar Financial, Inc. Tranche A-2, 7.000%, 3/19/17	1,085	1,112

		1,570

Health Care—1.9%
21st Century Oncology, Inc. Tranche B 6.500%, 4/30/22	229	218
AMAG Pharmaceuticals, Inc. 4.750%, 8/17/21	117	117
Amneal Pharmaceuticals LLC Tranche B, 5.750%, 11/1/19	299	299
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	392	393
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	755	757
MMM Holdings, Inc. 9.750%, 12/12/17	204	156
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	149	113
Regional Care, Inc. (RCHP, Inc.) First Lien, 5.250%, 4/23/19	774	768
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	486	487
Second Lien, 8.500%, 11/3/21	241	244

		3,552

Industrials—2.1%
Brock Holdings III, Inc. First Lien, 6.000%, 3/16/17	552	536
Ceridian HCM Holding, Inc. 4.500%, 9/15/20	567	539
DynCorp International, Inc. 6.250%, 7/7/16	607	594
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	206	206
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	1,025	1,013
Navistar, Inc. 6.500%, 8/7/20	507	496

	PAR VALUE		VALUE

Industrials—(continued)
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	$570		$540

			3,924

Information Technology—2.4%
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	547		543
Deltek, Inc. Second Lien 9.500%, 6/26/23	497		498
Excelitas Technologies Corp. Tranche B, 6.000%, 11/2/20	417		405
First Data Corp. 2018 Term Loan 3.696%, 3/23/18	1,680		1,669
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	300		300
Presidio, Inc. Refinancing Term 5.250%, 2/2/22	647		647
Riverbed Technologies, Inc. 6.000%, 4/25/22	314		315

			4,377

Materials—0.2%
Fortescue Metals Group (FMG) Resources Property Ltd. 3.750%, 6/30/19	459		377

Utilities—0.4%
NRG Energy, Inc. 0.028%, 7/1/18	718		704

TOTAL LOAN AGREEMENTS (Identified Cost $27,026)			25,100

	SHARES		VALUE

PREFERRED STOCKS—3.7%

Energy—0.6%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)(11)	1,100	(9)	1,060

Financials—3.1%
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	545	(9)	537
Citigroup, Inc. Series J, 7.125%(2)	30,800		829
General Electric Capital Corp. Series B, 6.25%(2)	500	(9)	543
General Electric Capital Corp. Series C, 5.25%(2)	600	(9)	617
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	150	(9)	150
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	890	(9)	833
SunTrust Bank, Inc. 5.625%(2)(6)	60	(9)	60
Wells Fargo & Co. Series K, 7.980%(2)	840	(9)	887

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Financials—(continued)
Zions Bancorp 6.950%(2)	47,150	$1,325

		5,781

TOTAL PREFERRED STOCKS (Identified Cost $6,758)		6,841

	CONTRACTS	VALUE

PURCHASED OPTIONS—0.1%

Call Options—0.0%
S&P 500® Index Fund expiration 10/02/15 strike price $2,165	689	0
S&P 500® Index Fund expiration 10/09/15 strike price $2,130	788	0

		0

Put Options—0.1%
S&P 500® Index Fund expiration 10/02/15 strike price $1,760	689	11
S&P 500® Index Fund expiration 10/09/15 strike price $1,760	788	118

		129

TOTAL PURCHASED OPTIONS—0.1% (Premiums Paid $280)		129

TOTAL LONG TERM INVESTMENTS—134.9% (Identified Cost $274,011)		251,404

	SHARES	VALUE

SHORT-TERM INVESTMENTS—1.1%

Money Market Mutual Fund—1.1%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.170%)	2,067,014	2,067

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,067)		2,067

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS— 135.9% (Identified Cost $276,078)		253,471(1)(	10)

	CONTRACTS	VALUE

WRITTEN OPTIONS—(0.4)%

Call Options—0.0%
S&P 500® Index Fund expiraiton 10/02/15 strike price $2,090	689	(3)

	CONTRACTS	VALUE

Call Options—(continued)
S&P 500® Index Fund expiration 10/09/15 strike price $2,065	788	$(8)

		(11)

Put Options—(0.4)%
S&P 500® Index Fund expiration 10/02/15 strike price $1,835	689	(102)
S&P 500® Index Fund expiration 10/09/15 strike price $1,825	788	(528)

		(630)

TOTAL WRITTEN OPTIONS—(0.4)% (Premiums Received $717)		(641)(1)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS— 135.6% (Identified Cost $275,361)		252,830

Other assets and liabilities, net—(35.9)%		(66,978)

NET ASSETS—100.0%		$186,493

Abbreviations:
FNMA	Federal National Mortgage Association (“Fannie Mae”).
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments. (2) Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2015.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities amounted to a value of $118,570 or 63.6% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date. (6) Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after September 30, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	All or a portion of the portfolio is segregated as collateral for the borrowings.
(11)	All or a portion of the security is segregated as collateral for written options.
(12)	Security in default.

Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

TRY	Turkish Lira
ZAR	South African Rand

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	52%
Chile	4
Mexico	4
Brazil	3
China	2
Luxembourg	2
Russia	2
Other	31
Total	100%

† % of total investments net of options as of September 30, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$ 5,477	$ —	$ 5,058	$ 419
Corporate Bonds And Notes	164,633	—	164,633	—
Foreign Government Securities	20,909	—	20,909	—
Loan Agreements	25,100	—	25,100	—
Mortgage-Backed Securities	23,027	—	23,027	—
Municipal Bonds	2,158	—	2,158	—
U.S. Government Securities	3,130	—	3,130	—
Equity Securities:
Preferred Stocks	6,841	829	6,012	—
Purchased Options	129	129	—	—
Short-Term Investments	2,067	2,067	—	—
Total Investments Before Written Options	$ 253,471	$ 3,025	$ 250,027	$ 419

Written Options	(641)	(641)	—	—

Total Investments Net of Written Options	$252,830	$ 2,384	$ 250,027	$ 419

Securities held by the Fund with an end of period Value of $ 1,325 were transferred from level 1 to level 2 since an exchange price was no longer available.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Asset-Backed Securities	Loan Agreements

Balance as of December 31, 2014:	$ 395	$ --	$ 395
Accrued discount/(premium)	- (c)	-	- (c)
Realized gain (loss)	-	-	-

Change in unrealized appreciation (depreciation)	(29)	(3)	(26)

Purchases	422	422	-
Sales(b)	-	-	-
Transfers into Level 3 (a)	-	-	-

Transfers from Level 3 (a)	(369)(d)	-	(369)(d)

Balance as of September 30, 2015	$ 419	$ 419	$ -

(a) “Transfers into and/or from” represent the ending value as of September 30, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b) Includes paydowns on securities.
(c) Amount less than $500.
(d) The transfer is due to an increase in trading activity at period end.

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (Unaudited)

NOTE 1— SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Investments are summarized below and for derivatives, included in Note 2 below. The preparation in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A.	SECURITY VALUATION

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation, and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTE 2— DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by the Fund.

Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options”.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations.

The risk in writing covered call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

  The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option by purchasing an option similar to the one that is sold except for the fact it is further “out of the money”.

NOTE 3 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At September 30, 2015, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost		Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation (Depreciation)

Investments (before written options)	$276,396	$2,753	$(25,678)	$(22,925)
Written Options	(716)	258	(183)	75

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

NOTE 4--ILLIQUID AND RESTRICTED SECURITIES

Investments generally are considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund’s Schedule of Investments where applicable. However, a portion of such footnoted securities could be liquid where it’s determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At September 30, 2015, the Fund did not hold any securities that are both illiquid and restricted.

NOTE 5 — REGULATORY MATTERS AND LITIGATION

From time to time, the Fund’s investment adviser and/or its affiliates and/or subadvisers may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

As part of an SEC non-public, confidential investigation of a matter entitled – In the Matter of F-Squared Investments Inc., the SEC staff informed the Fund’s investment adviser that it was inquiring into whether it had violated securities laws or regulations with respect to circumstances related to that matter. On November 16, 2015, without admitting or denying the SEC’s findings, the Fund’s investment adviser consented to the entry of an order providing that it cease and desist from committing or causing any violations and future violations of Sections 204, 206(2) and 206(4) of the Investment Advisers Act of 1940, as amended, and Rules 204-2, 206(4)-1, 206(4)-7 and 206(4)-8 thereunder, and Section 34(b) of the Investment Company Act of 1940, as amended; agreed to a censure; and paid $16.5 million, which included a civil money penalty of $2 million, disgorgement of $13.4 million and prejudgment interest of $1.1 million.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS GLOBAL MULTI-SECTOR FIXED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2015 (Unaudited)

NOTE 6— SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the Schedule of Investments were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Global Multi-Sector Income Fund

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 11/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 11/25/2015

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 11/25/2015

* Print the name and title of each signing officer under his or her signature.